GSMBS 2022-NQM1 ABS-15G

Exhibit 99.4 - Schedule 5

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2022-NQM1
Start - End Dates:	3/2018 - 2/2021

Rating Agency ATR QM Data Fields

Loans in Report:	9
Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	Yes	XXXXXX
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	No	XXXXXX
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	No	XXXXXX
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	No	XXXXXX
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	No	XXXXXX
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	Unemployed	U.S. Citizen	U.S. Citizen	Yes	XXXXXX
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	Yes	XXXXXX
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	No	XXXXXX
XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	No	XXXXXX